Trade, other payables and financial liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Accounts payable	$ 164,320	$ 229,104
Accounts payable to related parties	1,333	1,624
Trade payable	165,653	230,728
Foreign currency forward	51	0
Other liabilities	1,310	1,270
Other financial liabilities	1,361	1,270
Trade, other payables and financial liabilities	$ 167,014	$ 231,998